SUPPLEMENT Dated October 20, 2011
To The Current Prospectus

ING GoldenSelect Generations	GoldenSelect DVA Series 100
ING GoldenSelect DVA	GoldenSelect Value
ING GoldenSelect Access One	Wells Fargo ING Landmark
ING GoldenSelect Premium Plus	Wells Fargo ING Opportunities
featuring The Galaxy VIP Fund

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

And

ING GoldenSelect DVA Plus NY

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you have contract value currently allocated to the ING Core Growth and Income Portfolio (formerly known as ING Janus Contrarian Portfolio). If you have any questions, please call our Customer
Contact Center at 1-800-366-0066.

Important Information Regarding an Investment Portfolio Reorganization

The Board of Trustees of ING Investors Trust and ING Variable Funds have approved a proposal to reorganize the ING Core Growth and Income Portfolio (“Disappearing Portfolio”), which is currently open to new investments, with and into the ING Growth and Income Portfolio (“Surviving Portfolio”).
The reorganization is subject to shareholder approval. If shareholder approval is obtained, the reorganization is expected to be effective after the close of business on or about December 2, 2011, resulting in a shareholder of the Disappearing Portfolio becoming a shareholder of the Surviving
Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Prior to the date of reorganization, you may reallocate your contract value in the Disappearing Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Disappearing Portfolio on the date of reorganization will be placed in the Surviving Portfolio. You may provide alternative allocation instructions by calling our
Customer Contact Center at the number above.

As of the date of reorganization, any references in the prospectus to the Disappearing Portfolio as being available under the contract are deleted.

X.CGIO-11	10/2011

SUPPLEMENT Dated October 20, 2011
To The Current Prospectus

ING GoldenSelect Access	ING GoldenSelect DVA Plus
ING GoldenSelect ESII	ING SmartDesign Advantage
ING GoldenSelect Landmark	ING SmartDesign Signature
ING GoldenSelect Premium Plus	ING SmartDesign Variable Annuity
ING Architect Variable Annuity	ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B and Its Separate Account EQ

And

ING Empire Traditions Variable Annuity	ING Architect New York Variable Annuity
ING Empire Innovations Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you have contract value currently allocated to the ING Core Growth and Income Portfolio (formerly known as ING Janus Contrarian Portfolio). If you have any questions, please call our Customer
Contact Center at 1-800-366-0066.

Important Information Regarding an Investment Portfolio Reorganization

The Board of Trustees of ING Investors Trust and ING Variable Funds have approved a proposal to reorganize the ING Core Growth and Income Portfolio (“Disappearing Portfolio”), which is currently closed to new investments, with and into the ING Growth and Income Portfolio (“Surviving
Portfolio”). The reorganization is subject to shareholder approval. If shareholder approval is obtained, the reorganization is expected to be effective after the close of business on or about December 2, 2011, resulting in a shareholder of the Disappearing Portfolio becoming a shareholder of the Surviving
Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Prior to the date of reorganization, you may reallocate your contract value in the Disappearing Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Disappearing Portfolio on the date of reorganization will be placed in the Surviving Portfolio. You may provide alternative allocation instructions by calling our
Customer Contact Center at the number above.

As of the date of reorganization, any references in the prospectus to the Disappearing Portfolio as being available under the contract are deleted.

X.CGIC-11	10/2011

SUPPLEMENT Dated October 20, 2011
To The Current Prospectus

ING GoldenSelect Opportunities
ING GoldenSelect Legends

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you have contract value currently allocated to the ING Core Growth and Income Portfolio (formerly known as ING Janus Contrarian Portfolio). If you have any questions, please call our Customer
Contact Center at 1-800-366-0066.

Important Information Regarding an Investment Portfolio Reorganization

The Board of Trustees of ING Investors Trust and ING Variable Funds have approved a proposal to reorganize the ING Core Growth and Income Portfolio Class S2 (“Disappearing Portfolio”), which is currently closed to new investments, with and into the ING Growth and Income Portfolio Class S
(“Surviving Portfolio”). The reorganization is subject to shareholder approval. If shareholder approval is obtained, the reorganization is expected to be effective after the close of business on or about December
2, 2011, resulting in a shareholder of the Disappearing Portfolio becoming a shareholder of the Surviving
Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Prior to the date of reorganization, you may reallocate your contract value in the Disappearing Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Disappearing Portfolio on the date of reorganization will be placed in the Surviving Portfolio. You may provide alternative allocation instructions by calling our
Customer Contact Center at the number above.

As of the date of reorganization, any references in the prospectus to the Disappearing Portfolio as being available under the contract are deleted.

X.CGGS-11	10/2011